Other Gains and Losses	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other Gains and Losses
8.	OTHER GAINS AND LOSSES

	12.31.2018	12.31.2017	12.31.2016
Gain on disposal of Property, plant and equipment	13,589,670	7,576,956	61,034,176
Donations	(20,487,621)	(25,085,755)	(28,183,329)
Technical assistance and services provided	4,297,212	1,264,139	15,024,440
Gain on tax credits acquired	2,133,626	3,356,327	7,705,768
Canon recovery - Ferrosur Roca S.A. (Note 39)	—	—	155,588,061
Contingencies	(7,528,507)	(29,360,043)	(6,909,723)
Result from U.E.P.F.P. - Ferrosur Roca S.A. (Note 38)	—	12,503,826	—
Service fee from ADS Depositary bank	100,334,962	102,251,124	—
Leases	30,973,702	36,320,027	33,725,495
Miscellaneous	(14,053,624)	7,529,190	(6,361,984)

Total	109,259,420	116,355,791	231,622,904